Long-Term Incentive Plans - Schedule Of Movements In The Group's Employee Incentive Plan Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Liability Asset Of Defined Benefit Plans [Roll Forward]
Beginning balance	$ 544	$ 14,935
Additions	78	5,075
Payments	(11,736)	(7,693)
Ending balance	0	544
Prior to reclassification
Liability Asset Of Defined Benefit Plans [Roll Forward]
Beginning balance	12,317
Ending balance	659	12,317
Reclassified to other current liabilities
Liability Asset Of Defined Benefit Plans [Roll Forward]
Beginning balance	(11,773)
Ending balance	$ (659)	$ (11,773)